Deferred Revenue - Changes in Deferred Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Change in Contract with Customer, Liability [Roll Forward]
Balance, beginning of the year	$ 128,815	$ 62,660
Deferral of revenue	351,145	119,324
Recognition of deferred revenue	(100,236)	(53,169)
Balance, end of the year	$ 379,724	$ 128,815